Provision for Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Dividends [Abstract]
Schedule of Provisions for Contingencies	As of December 31, 2023 and 2022, this item is composed as follows:
	2023	2022
	MCh$	MCh$

Provisions for dividends	373,090	422,830
Total	373,090	422,830

Schedule of Changes in Provision	The changes at the end of each period are as follows:
	Provisions for dividends	Total
	MCh$	MCh$

Balances as of January 1, 2022	237,877	237,877
Provisions established	422,830	422,830
Provisions used	(237,877)	(237,877)
Provisions released	—	—
Balances as of December 31, 2022	422,830	422,830
Provisions established	373,090	373,090
Provisions used	(422,830)	(422,830)
Provisions released	—	—
Balances as of December 31, 2023	373,090	373,090